Restatement of Previously Issued Financial Statements (Details) - Schedule of cash flow statement - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
As Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 915,967	$ 571,418	$ 671,544	$ 1,262,242	$ (312,430)	$ 1,824,457	$ (890,699)	$ 2,363,522
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned in Trust Account	(1,352,505)	(1,060,684)	(1,390,897)	(2,175,878)	(1,404,182)	(3,063,178)	(1,405,514)	(3,950,927)
Other income remitted directly to Trust Account							(212,129)
Change in fair value of warrant liability
Changes in operating assets and liabilities:
Prepaid expenses and other assets	10,625	2,423	21,250	13,048	(37,426)	23,673	(3,101)	34,298
Accounts payable	11,009	85,039	109,930	(10,592)	839,654	(22,390)	1,544,231	(146,591)
Income taxes payable	273,542	212,285	(300,223)	107,250	(572,160)	231,299	(572,160)	355,314
Franchise taxes payable	(30,000)	(150,000)	(60,000)	(160,000)	(50,000)	(160,000)	(50,000)	(120,000)
Net cash flows used in operating activities	(171,362)	(339,519)	(948,396)	(963,930)	(1,536,544)	(1,166,139)	(1,589,372)	(1,464,384)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash released from Trust Account for Class A common stock redemptions			142,571,767		142,571,768		148,155,560
Cash moved to escrow from private placement received in advance							(20,002,872)
Investment income released from Trust Account to pay taxes			1,064,887	200,200	1,064,888	658,815	1,104,885	754,104
Net cash flows provided by financing activities			143,636,654	200,200	143,636,656	658,815	129,257,573	754,104
CASH FLOWS FROM FINANCING ACTIVITIES
Cash used for Class A common stock redemptions			(142,571,767)		(142,571,768)		(148,155,560)
Proceeds from private placement received in advance							20,002,872
Proceeds from due to affiliates							45,000
Net cash flows used in financing activities			(142,571,767)		(142,571,768)		(128,107,688)
NET CHANGE IN CASH	(171,362)	(339,520)	116,491	(763,730)	(471,656)	(507,324)	(439,487)	(710,280)
CASH, BEGINNING OF YEAR	482,665	1,192,945	482,665	1,192,945	482,665	1,192,945	482,665	1,192,945
CASH, END OF YEAR	311,303	853,425	599,156	429,215	11,009	685,621	43,178	482,665
Supplemental disclosure of noncash activities:
Federal income taxes paid from operating account			571,343	324,528	904,885	378,616
Change in value of Class A common stock subject to possible redemption	915,969	571,417	(141,900,223)	1,262,237	(142,884,193)	1,824,454	(149,100,257)	2,363,521
Supplemental cash flow disclosure:
Income taxes paid							904,885	432,704
Restatement Adjustments [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	2,387,467	2,864,960	(12,414,827)	2,387,467	(10,409,494)	477,493	(68,334,046)	1,909,973
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned in Trust Account
Other income remitted directly to Trust Account
Change in fair value of warrant liability	(2,387,467)	(2,864,960)	12,414,827	(2,387,467)	10,409,494	(477,493)	68,334,046	(1,909,973)
Changes in operating assets and liabilities:
Prepaid expenses and other assets
Accounts payable
Income taxes payable
Franchise taxes payable
Net cash flows used in operating activities
CASH FLOWS FROM INVESTING ACTIVITIES
Cash released from Trust Account for Class A common stock redemptions
Cash moved to escrow from private placement received in advance
Investment income released from Trust Account to pay taxes
Net cash flows provided by financing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Cash used for Class A common stock redemptions
Proceeds from private placement received in advance
Proceeds from due to affiliates
Net cash flows used in financing activities
NET CHANGE IN CASH
CASH, BEGINNING OF YEAR
CASH, END OF YEAR
Supplemental disclosure of noncash activities:
Federal income taxes paid from operating account
Change in value of Class A common stock subject to possible redemption	(4,219,403)	2,864,961	18,414,488	2,387,472	19,398,458	477,496	20,126,283	1,909,974
Supplemental cash flow disclosure:
Income taxes paid
As Restated [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	3,303,434	3,436,378	(11,743,283)	3,649,709	(10,721,924)	2,301,950	(69,224,745)	4,273,495
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned in Trust Account	(1,352,505)	(1,060,684)	(1,390,897)	(2,175,878)	(1,404,182)	(3,063,178)	(1,405,514)	(3,950,927)
Other income remitted directly to Trust Account							(212,129)
Change in fair value of warrant liability	(2,387,467)	(2,864,960)	12,414,827	(2,387,467)	10,409,494	(477,493)	68,334,046	(1,909,973)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	10,625	2,423	21,250	13,048	(37,426)	23,673	(3,101)	34,298
Accounts payable	11,009	85,039	109,930	(10,592)	839,654	(22,390)	1,544,231	(146,591)
Income taxes payable	273,542	212,285	(300,223)	107,250	(572,160)	231,299	(572,160)	355,314
Franchise taxes payable	(30,000)	(150,000)	(60,000)	(160,000)	(50,000)	(160,000)	(50,000)	(120,000)
Net cash flows used in operating activities	(171,362)	(339,519)	(948,396)	(963,930)	(1,536,544)	(1,166,139)	(1,589,372)	(1,464,384)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash released from Trust Account for Class A common stock redemptions			142,571,767		142,571,768		148,155,560
Cash moved to escrow from private placement received in advance							(20,002,872)
Investment income released from Trust Account to pay taxes			1,064,887	200,200	1,064,888	658,815	1,104,885	754,104
Net cash flows provided by financing activities			143,636,654	200,200	143,636,656	658,815	129,257,573	754,104
CASH FLOWS FROM FINANCING ACTIVITIES
Cash used for Class A common stock redemptions			(142,571,767)		(142,571,768)		(148,155,560)
Proceeds from private placement received in advance							20,002,872
Proceeds from due to affiliates							45,000
Net cash flows used in financing activities			(142,571,767)		(142,571,768)		(128,107,688)
NET CHANGE IN CASH	(171,362)	(339,520)	116,491	(763,730)	(471,656)	(507,324)	(439,487)	(710,280)
CASH, BEGINNING OF YEAR	482,665	1,192,945	482,665	1,192,945	482,665	1,192,945	482,665	1,192,945
CASH, END OF YEAR	311,303	853,425	599,156	429,215	11,009	685,621	43,178	482,665
Supplemental disclosure of noncash activities:
Federal income taxes paid from operating account			571,343	324,528	904,885	378,616
Change in value of Class A common stock subject to possible redemption	$ (3,303,434)	$ 3,436,378	$ (123,485,735)	$ 3,649,709	$ (123,485,735)	$ 2,301,950	(128,973,974)	4,273,495
Supplemental cash flow disclosure:
Income taxes paid							$ 904,885	$ 432,704